Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
(16) Income Taxes
Income before provision for income taxes consisted of the following (in thousands):

	Year ended December 31,
	2025	2024
United States	$26,633	$11,324
Non-U.S.	(19,636)	(1,372)

Income before provision for income taxes and non-controlling interest	$6,997	$9,952

Significant components of the provision for income taxes for the years ended December 31, 2025 and 2024 are as follows:

	Year Ended December 31,
	2025	2024
Current:
Federal	$7,046	$2,261
State	2,001	1,443
Foreign	(131)	18

Total current provision for income taxes	8,916	3,722
Deferred:
Federal	(5,321)	(944)
State	(636)	(326)
Foreign	(671)	(314)
Total deferred provision for income taxes	(6,628)	(1,584)

Total provision for income taxes	$2,288	$2,138

The Company accounts for income taxes under FASB ASC 740 Accounting for Income Taxes. Deferred income taxes and liabilities are determined based upon differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

A reconciliation of the provision for income taxes to the amount computed by applying the 21% statutory U.S. federal income tax rate to income before income taxes after the adoption of ASU
2023-09
is as follows:

	Year Ended December 31, 2025
Tax at U.S. statutory rate	$1,469	21.00%
State taxes, net of federal benefit*	864	12.35%
Foreign tax effects
Canada
Statutory tax rate difference between Canada and United States	(1,100)	(15.72)%
Change in valuation allowance	4,357	62.27%
Nontaxable or nondeductible Items	106	1.51%
Other	18	0.25%
Australia
Other	(58)	(0.83)%
Tax credits
Research & development credits	(213)	(3.04)%
Change in valuation allowances	(7,871)	(112.50)%
Nontaxable or nondeductible items
Disallowed meals & entertainment	116	1.66%
Lobbying expenses	254	3.64%
Non-controlling interest	(4,175)	(59.67)%
Posting of deferred balances from merger	8,306	118.72%
Stock compensation	(88)	(1.26)%
Other	112	1.61%
Changes in unrecognized tax benefits	191	2.73%

Total	$2,288	32.72%

*	During the year ended December 31, 2025, state taxes in Florida, Pennsylvania, Illinois, New Jersey, California, Arizona, and Texas made up the majority of the tax effect in this category.
In 2025, the effective tax rate differs from the statutory U.S. federal rate of 21.0% primarily due to income or loss not being taxed due to the income and loss flowing through to its partners
(non-controlling
interest), and differences related to foreign operations, posting of valuation allowance in Canada, state taxes, valuation allowance release and posting of deferred balances from the merger BT HoldCo into Bitcoin Depot Inc., and nondeductible items.

A reconciliation of the income tax expense at the statutory U.S. federal income tax rates as reflected in financial statements before the adoption of ASU
2023-09
for the year ended December 31, 2024 is as follows:

Year Ended December 31, 2024
U.S. federal income tax at statutory rate	21.00%
State taxes, net of federal benefit	0.08%
Permanent differences	0.84%
R&D credits	(0.60)%
Change in valuation allowance	45.59%
Foreign rate differential	(0.88)%
Return to provision	2.94%
Stock compensation	2.41%
Non-controlling interest	(37.44)%
Posting of valuation allowance on partnership step-up	(9.99)%
Other	(2.48)%

Effective tax rate	21.47%

In 2024, the effective tax rate differs from the statutory U.S. federal rate of 21.0% primarily due to the income or loss not being taxed due to the income and loss flowing through to its partners
(non-controlling
interest), and differences related to the foreign operations, state taxes, valuation allowance adjustments, and book-tax
adjustments relating to share-based compensation.
Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amount used for income tax purposes. Significant components of the Company’s deferred tax assets (liabilities) consist of the following:

	Year Ended December 31,
	2025	2024
Deferred tax assets:
Foreign net operating loss carryforwards	$4,846	$232
Accrued expenses	1,075	—
Lease liability	706	—
Stock compensation	1,055	—
Investment in partnership	—	9,410
Property and equipment	—	103
Start up costs	636	711
Deferred issuance costs	46	54
Cryptocurrency safeguarding liability	—	—
Profit-sharing agreement liabilities	9,410	3,404
Amortization	3,137	361
Other	6	1

Deferred tax assets before valuation allowance	20,917	14,276

Less: Valuation allowance	(4,561)	(9,707)

Deferred tax assets net of valuation allowance	$16,356	$4,569

	Year Ended December 31,
	2025	2024
Deferred tax liabilities:
Fixed Assets	$(4,856)	$—
Right of Use Asset	(707)	—
Intangibles	(213)	(615)
Deferred tax liabilities	(5,776)	(615)

Total net deferred tax asset	$10,580	$3,954

As of December 31, 2025, the Company had Canada net operating loss carryforwards of $18.2 million, which will begin to expire in 2040. Additionally, the Company had Australia net operating loss carryforwards of $0.3 million which will not expire.
As of December 31, 2025, management determined based on applicable accounting standards and the weight of all available evidence, it was more likely than not that the Company will realize its deferred tax assets based on the Company’s historical profitability in the United States. Additionally, the Company has released the previously established valuation allowance of $9.4 million with respect to its deferred tax asset related to its investment in BT HoldCo. As a result of the
Up-C
Restructuring, certain tax basis cumulative timing differences shifted from BT HoldCo to the Company which was posted through tax expense and offset with the release of the valuation allowance.
The Company’s change in valuation allowance from 2024 ($9.7 million) to 2025 ($4.6 million) was a reduction of $5.1 million, resulting in a total valuation allowance of ($4.6) million as of December 31, 2025. As noted above, ($9.4) million of valuation allowance was released due to the merger of BT Holdco into Bitcoin Depot Inc. as Bitcoin Depot Inc. is profitable and will realize its deferred tax assets (cumulative income over the past 12 quarters and forecasted income). The Company also released $0.3 of valuation allowance related to Canada (Express Vending) and Australia, as these entities have cumulative income over the past 12 quarters and forecasted profitability. Finally, the Company posted a valuation allowance in Canada (BitAccess) due to large pre-tax
loss as the result of a legal settlement of approximately $18 million, which resulted in cumulative losses over the past 12 quarters, and the inability to realize its total deferred tax assets in the foreseeable future.
On July 4, 2025, President Donald Trump signed into law the reconciliation tax bill, commonly referred to as the “One Big Beautiful Bill Act” (the “OBBBA”), which constitutes the enactment date under U.S. GAAP. Key corporate tax provisions of the OBBBA include the restoration of 100% bonus depreciation for property acquired and placed in service after January 19, 2025 and increases the Section 179 expensing limit, the introduction of new Section 174A permitting immediate expensing of domestic research and experimental (“R&E”) expenditures and the capability to accelerate the remaining unamortized domestic R&E costs from tax years 2022 through 2024, modifications to Section 163(j) interest expense limitations, updates to the rules governing global intangible low-taxed
income (“GILTI”) and foreign-derived intangible income (“FDII”), amendments to energy credit provisions, and the expansion of Section 162(m) aggregation requirements. The Company was able to utilize full bonus depreciation expensing and accelerated the Section 174 R&E expenses in 2025, as this resulted in less taxable income and cash taxes.
The total liability for unrecognized income tax benefits was approximately $1.3 million and $1.0 million as of December 31, 2025, and December 31, 2024, which included less than $0.3 and $0.2 million of penalties and interest. The Company recognizes interest accrued and penalties, if applicable, related to unrecognized tax benefits in income tax expense.

The reconciliation below summarizes the Company’s unrecognized tax benefits for the respective periods. These amounts primarily relate to state taxes in Texas.

	Year Ended December 31,
	2025	2024
Unrecognized tax benefits beginning of year	$988	$845
Increases for prior period positions	296	470
Decrease due to settlements and payments	—	(327)

Unrecognized tax benefits end of the year	$1,284	$988

The Company is subject to taxation in the United States and various states therein, Canada, Australia, Hong Kong, and the United Kingdom. As of December 31, 2025, tax years for 2022 through 2025 are subject to examination by the United States and various states, and Canada. In the normal course of business, the Company is subject to examination by U.S. federal and state, Canadian, Australian, Hong Kong, and United Kingdom jurisdictions, where applicable. The Company is only under audit in the state of Texas at this point, no other jurisdictions (foreign or domestic) are under audit.
As of December 31, 2025 and 2024, the Company has made no provision for foreign or domestic income taxes on the cumulative unremitted earnings of our foreign subsidiaries. The Company intends to permanently reinvest all foreign earnings and have no intention to repatriate foreign earnings for the foreseeable future.
The following table presents cash paid for taxes (net of refunds) by jurisdiction for the year ended December 31, 2025 (in thousands):

	Year Ended December 31,
	2025	2024
U.S. Federal	$7,275
State:
Other	2,027
Foreign:
Other	349

Total cash paid for income taxes (net of refunds)	$9,651

Total cash paid for income taxes (prior to ASU 2023-09)		$4,243
Tax Receivable Agreement
On May 30, 2025, the Company and BT Assets agreed to terminate the Tax Receivable Agreement, dated as of June 30, 2023 (the “Tax Receivable Agreement”), by and among the Company, BT HoldCo and BT Assets. As consideration for the termination of the Tax Receivable Agreement, the Company made a cash payment to the former stockholders of BT Assets (including Mr. Mintz and his affiliated entities) in the amount of $8.4 million. The Company derecognized the Tax Receivable Agreement to Additional paid-in
capital as a result of the transaction being accounted for as a common control transaction. The Company currently has no Tax Receivable Agreement liability on the balance sheet.